The Company, basis of presentation and significant accounting policies - Intangible assets and goodwill (Details)	12 Months Ended
Dec. 31, 2017
Detailed information on intangible assets
Useful lives	9 years
Non-compete agreements
Detailed information on intangible assets
Useful lives	8 years
Technology
Detailed information on intangible assets
Useful lives	15 years
Internally developed intangibles
Detailed information on intangible assets
Useful lives	9 years
Licenses
Detailed information on intangible assets
Useful lives	11 years
Customer relationships
Detailed information on intangible assets
Useful lives	9 years
Other
Detailed information on intangible assets
Useful lives	6 years